Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of current and deferred portions of the income tax expense
	Years Ended December 31,
	2022	2021	2020
Current	$3,419	$53,239	$1,767
Deferred	-	1,128	(451)
	$3,419	$54,367	$1,316

Schedule a reconciliation of the difference between the expected income tax expense or benefit computed at applicable statutory income tax rates and the Group’s income tax expense
	Years Ended December 31,
	2022	2021	2020
Income tax expense (benefit) at applicable statutory rate (1)	$(5,199,883)	$3,085	$(348,782)
Nondeductible expenses	328,511	(398,706)	-
Impact of foreign tax rate differential (2)	3,117,801	(1,208,726)	(214,313)
Current year change in valuation allowance	1,804,389	1,606,803	558,859
Other	(47,399)	(1,328)	5,552
Prior year examination adjustment	-	53,239	-
Reported income taxes	$3,419	$54,367	$1,316

(1)	The applicable statutory rate applied is based on the profits tax rates in Hong Kong. Effective for tax years ended on or after December 31, 2018, the applicable tax rate was 8.25% on the first HK $2,000,000 of assessable profits and 16.5% on any assessable profits above that threshold. The 8.25% tax rate can only be utilized by one entity in a controlled group. All other Hong Kong entities in the Group utilize the 16.5% tax rate. The Singapore entity within the Group has an applicable tax rate of 17.0%. The entity in the United States within the Group has a federal tax rate of 21.0%.

(2)	The Group also has entities domiciled in the British Virgin Islands and the Cayman Islands, but such entities are not subject to income or capital gains taxes.

Significant components of the Group’s deferred tax assets
	December 31,
	2022	2021
Deferred tax asset
Net operating loss carryforwards	$4,952,445	$2,987,597
Less: Valuation allowance	(4,952,445)	(2,987,597)

Net deferred tax asset	$-	$-

Deferred tax liability
Accrued employee benefits
Fixed assets	-

Deferred tax liability, net	$-	$-